OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22328

Columbia Seligman Premium Technology Growth Fund, Inc.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Seligman Premium Technology Growth Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.4%
CONSUMER DISCRETIONARY 0.9%
Household Durables 0.5%
Panasonic Corp.	154,300	$1,438,828
Media 0.4%
Virgin Media, Inc.	56,000	1,398,880
TOTAL CONSUMER DISCRETIONARY		2,837,708
HEALTH CARE 1.3%
Health Care Equipment & Supplies 0.3%
Hologic, Inc.(a)	35,000	754,250
Health Care Providers & Services –%
Quest Diagnostics, Inc.	2,400	146,760
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	33,500	1,491,085
Life Technologies Corp.(a)	24,900	1,215,618
Thermo Fisher Scientific, Inc.	5,200	293,176
Total		2,999,879
TOTAL HEALTH CARE		3,900,889
INFORMATION TECHNOLOGY 91.1%
Communications Equipment 6.9%
Cisco Systems, Inc.	214,100	4,528,215
QUALCOMM, Inc.	224,245	15,253,145
Radware, Ltd.	12,400	464,256
Total		20,245,616
Computers & Peripherals 15.9%
Apple, Inc.(a)	33,400	20,022,298
Dell, Inc.(a)	452,300	7,508,180
EMC Corp.(a)	272,100	8,130,348
NetApp, Inc.(a)	217,700	9,746,429
Western Digital Corp.(a)	37,300	1,543,847
Total		46,951,102
Electronic Equipment, Instruments & Components 3.3%
Avnet, Inc.(a)	177,000	6,441,030
Flextronics International Ltd.(a)	160,600	1,161,138
IPG Photonics Corp.(a)	14,945	777,887
Murata Manufacturing Co., Ltd.	20,300	1,211,181
Total		9,591,236
Internet Software & Services 1.2%
Baidu, Inc., ADR(a)	5,600	816,312

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Gree, Inc.	35,300	$889,406
Open Text Corp.(a)	14,200	868,330
Yandex NV, Class A(a)	35,200	945,824
Total		3,519,872
IT Services 7.2%
Amdocs Ltd.(a)	353,060	11,149,635
hiSoft Technology International Ltd., ADR	108,384	1,627,928
Visa, Inc., Class A	48,900	5,770,200
WNS Holdings Ltd., ADR(a)	213,889	2,577,362
Total		21,125,125
Office Electronics 2.5%
Canon, Inc.	31,400	1,502,053
Xerox Corp.	744,600	6,016,368
Total		7,518,421
Semiconductors & Semiconductor Equipment 21.3%
Advanced Micro Devices, Inc.(a)	2,904,655	23,295,333
ASML Holding NV, NY Registered Shares, ADR	42,800	2,145,992
Avago Technologies Ltd.	24,000	935,280
Broadcom Corp., Class A(a)	80,500	3,163,650
KLA-Tencor Corp.	237,000	12,897,540
Microsemi Corp.(a)	182,000	3,902,080
Novellus Systems, Inc.(a)	200,200	9,991,982
Semtech Corp.(a)	41,200	1,172,552
Spansion, Inc., Class A(a)	128,475	1,564,825
Teradyne, Inc.(a)	227,800	3,847,542
Total		62,916,776
Software 32.9%
BMC Software, Inc.(a)	105,662	4,243,386
Cadence Design Systems, Inc.(a)	133,200	1,577,088
Check Point Software Technologies Ltd.(a)	72,200	4,609,248
Citrix Systems, Inc.(a)	19,700	1,554,527
JDA Software Group, Inc.(a)	136,300	3,745,524
Mentor Graphics Corp.(a)	39,100	581,026
Microsoft Corp.	448,600	14,467,350
Nuance Communications, Inc.(a)	331,200	8,472,096
Oracle Corp.(b)	203,000	5,919,480
Parametric Technology Corp.(a)	272,068	7,601,580
Quest Software, Inc.(a)	50,700	1,179,789
Rovi Corp.(a)	171,600	5,585,580
Symantec Corp.(a)	862,300	16,125,010

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Synopsys, Inc.(a)	705,484	$21,630,139
Total		97,291,823
TOTAL INFORMATION TECHNOLOGY		269,159,971
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	93,100	2,907,513

Common Stocks (continued)
TOTAL TELECOMMUNICATION SERVICES		2,907,513
Total Common Stocks (Cost: $230,213,236)		$278,806,081

	Shares	Value

Money Market Funds 6.1%
Columbia Short-Term Cash Fund, 0.161%(c)(d)(e)	17,951,280	$17,951,280
Total Money Market Funds (Cost: $17,951,280)		$17,951,280
Total Investments (Cost: $248,164,516)(f)		$296,757,361(g)
Other Assets & Liabilities, Net		(1,304,747)
Net Assets		$295,452,614

Investment in Derivatives

Open Options Contracts Written at March 31, 2012

Issuer	Puts/Calls	Number of Contracts	Exercise Price	Premium Received	Expiration Date	Value
Apple, Inc.	Put	39	$350.00	$120,666	July 2012	$4,329
NASDAQ 100 Index	Call	550	725.00	2,605,722	April 2012	3,129,500
Oracle Corp.	Call	649	40.00	59,342	Jan. 2013	15,252
Oracle Corp.	Put	1,299	20.00	233,838	Jan. 2013	68,847
Total						$3,217,928

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At March 31, 2012, securities valued at $1,892,484 were held to cover open call options written.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value

Columbia Short-Term Cash Fund	$7,300,551	$58,749,477	$(48,098,748)	$—	$17,951,280	$5,470	$17,951,280

(e)	At March 31, 2012, cash or short-term securities were designated to cover open put and/or call options written.

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $248,165,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$50,642,000
Unrealized Depreciation	(2,050,000)
Net Unrealized Appreciation	$48,592,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on marketdata obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$1,398,880	$1,438,828	$—	$2,837,708
Health Care	3,900,889	—	—	3,900,889
Information Technology	265,557,332	3,602,639	—	269,159,971
Telecommunication Services	2,907,513	—	—	2,907,513
Total Equity Securities	273,764,614	5,041,467	—	278,806,081
Other
Money Market Funds	17,951,280	—	—	17,951,280
Total Other	17,951,280	—	—	17,951,280

Investments in Securities	291,715,894	5,041,467	—	296,757,361
Derivatives
Liabilities
Options Contracts Written	(3,217,928)	—	—	(3,217,928)
Total	$288,497,966	$5,041,467	$—	$293,539,433

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Seligman Premium Technology Growth Fund, Inc.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 23, 2012